Post-Employment and Other Long-Term Employees Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Compensation And Retirement Disclosure [Abstract]
Changes in Benefit Obligation and Plan Assets

The changes in benefit obligation and plan assets were as follows:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Change in benefit obligation:
Benefit obligation at beginning of year	911	936	81	81
Service cost	27	27	5	6
Interest cost	24	24	1	1
Employee contributions	3	3	—	—
Plan amendments	1	1	—	—
Benefits paid	(15)	(20)	(4)	(3)
Effect of curtailment	—	(1)	—	—
Effect of settlement	(36)	(4)	—	—
Actuarial (gain) loss	117	(29)	6	1
Foreign currency translation adjustment	4	(26)	(1)	(5)
Benefit obligation at end of year	1,036	911	88	81

Change in plan assets:
Plan assets at fair value at beginning of year	527	552	—	—
Actual return on plan assets	81	(28)	—	—
Employer contributions	21	26	—	—
Employee contributions	3	3	—	—
Benefits paid	(5)	(10)	—	—
Effect of settlement	(36)	(4)	—	—
Foreign currency translation adjustments	6	(12)	—	—
Plan assets at fair value at end of year	597	527	—	—
Funded status	(439)	(384)	(88)	(81)

Net amount recognized in the consolidated balance sheets consisted of the following:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Non-current assets	4	4	—	—
Current liabilities	(10)	(12)	(7)	(6)
Long-term liabilities	(433)	(376)	(81)	(75)
Net amount recognized	(439)	(384)	(88)	(81)

Accumulated Other Comprehensive Income (Loss) Before Tax Effects

The components of accumulated other comprehensive loss (income) before tax effects were as follows:

	Actuarial (gains)/losses	Prior service cost	Total
Accumulated other comprehensive loss as at December 31, 2017	144	2	146
Net amount generated/arising in current year	22	2	24
Amortization	(10)	(1)	(11)
Foreign currency translation adjustment	(4)	—	(4)
Accumulated other comprehensive loss as at December 31, 2018	152	3	155
Net amount generated/arising in current year	57	1	58
Amortization	(13)	(1)	(14)
Foreign currency translation adjustment	1	—	1
Accumulated other comprehensive loss as at December 31, 2019	197	3	200

Schedule of Accumulated Benefit Obligations

The accumulated benefit obligations were as follows:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Accumulated benefit obligations	896	804	74	68

Components of Net Periodic Benefit Cost

The components of the net periodic benefit cost included the following:

	Pension Benefits			Other Long-term Benefits
	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Service cost	27	27	27	5	6	3
Interest cost	24	24	23	1	1	2
Expected return on plan assets	(22)	(23)	(21)	—	—	—
Amortization of actuarial net loss (gain)	10	8	9	7	1	3
Amortization of prior service cost	1	1	—	—	—	—
Effect of settlement	3	—	1	—	—	—
Effect of curtailment	—	1	—	—	—	—
Net periodic benefit cost	43	38	39	13	8	8

Weighted Average Assumptions Used in Determination of Benefit Obligation and Plan Assets

The weighted average assumptions used in the determination of the benefit obligation and the plan assets for the pension plans and the other long-term benefits were as follows:

Assumptions	2019	2018
Discount rate	1.95%	2.75%
Salary increase rate	2.48%	2.32%
Expected long-term rate of return on funds for the pension expense of the following year	4.04%	4.16%

The weighted average assumptions used in the determination of the net periodic benefit cost for the pension plans and the other long-term benefits were as follows:

Assumptions	2019	2018	2017
Discount rate	2.75%	2.54%	2.57%
Salary increase rate	2.32%	2.37%	2.74%
Expected long-term rate of return on funds for the pension expense of the year	4.16%	4.23%	4.24%

Pension Plan Asset Allocation

The Company’s pension plan asset allocation at December 31, 2019 and at December 31, 2018 is as follows:

	Percentage of Plan Assets at December
Asset Category	2019	2018
Cash and cash equivalents	1%	2%
Equity securities	24%	27%
Government debt securities	12%	3%
Corporate debt securities	16%	26%
Investments in funds(a)	21%	17%
Real estate	2%	3%
Other (mainly insurance assets – contracts and reserves)	24%	22%
Total	100%	100%

(a)

As of December 31, 2019, investments in funds were composed of commingled and multi-strategy funds invested in diversified portfolios of corporate bonds (37%), government bonds (32%), equity (15%) and other instruments (16%).  As of December 31, 2018, investments in funds were composed approximately for two thirds of commingled funds mainly invested in corporate bonds (55%) and treasury bonds and notes (45%) and for one third of multi-strategy funds invested in broadly diversified portfolios of corporate and government bonds, equity and derivative instruments.

Pension Plan Asset Allocation Including Fair-Value Measurements

The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as at December 31, 2019 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	5	5	—	—
Equity securities	144	1	143	—
Government debt securities	74	—	74	—
Corporate debt securities	95	—	83	12
Investment funds	127	1	126	—
Real estate	10	—	10	—
Other (mainly insurance assets – contracts and reserves)	142	—	41	101
TOTAL	597	7	477	113

The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as at December 31, 2018 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	11	11	—	—
Equity securities	145	1	144	—
Government debt securities	16	—	16	—
Corporate debt securities	134	—	134	—
Investment funds	90	4	86	—
Real estate	14	—	14	—
Other (mainly insurance assets – contracts and reserves)	117	—	—	117
TOTAL	527	16	394	117

Reconciliation for Plan Assets Measured at Fair Value Using Unobservable Inputs (Level 3)

For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2019 and December 31, 2019 is presented as follows:

Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2019	117
Contributions (employer and employee)	11
Actual return on plan assets	(1)
Net benefit payments (b)	9
Settlements	(34)
Transfer in Level 3	11
Foreign currency translation adjustment	—
December 31, 2019	113

(b)	Net cash flows between benefits paid from the insurance contracts and benefits transferred into the insurance contracts by employees.

For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2018 and December 31, 2018 is presented as follows:

Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2018	107
Contributions (employer and employee)	12
Actual return on plan assets	(1)
Net benefit payments (b)	5
Settlements	(4)
Foreign currency translation adjustment	(2)
December 31, 2018	117

(b)	Net cash flows between benefits paid from the insurance contracts and benefits transferred into the insurance contracts by employees.

Estimated Future Benefit Payments

The Company’s estimated future benefit payments as of December 31, 2019 are as follows:

Years	Pension Benefits	Other Long-term Benefits
2020	32	7
2021	29	7
2022	32	5
2023	41	6
2024	51	9
From 2025 to 2029	272	35